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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hill Air Company I, LLC
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Radunsky
Title: Chief Operating Officer
Phone: (972) 535-1983

Signature, Place, and Date of Signing:


/s/ David Radunsky                           Dallas, TX          April 23, 2010
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
Form 13F Information Table Entry Total:      76
Form 13F Information Table Value Total: 273,270 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-10140              Petrus Securities L.P.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
       --------------        --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------        --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AGCO CORP                          COM       001084102      579     17,900 SH          SOLE                 17,900
AMERICAN FINL GROUP INC OHIO       COM       025932104      536     21,500 SH          SOLE                 21,500
AMGEN INC                    NOTE 0.125% 2/0 031162AN0   17,623 17,872,000 SH          SOLE             17,872,000
ANADARKO PETE CORP                 COM       032511107    1,754     28,100 SH          SOLE                 28,100
APOGEE ENTERPRISES INC             COM       037598109      202     14,400 SH          SOLE                 14,400
ARCHER DANIELS MIDLAND CO          COM       039483102    1,431     45,700 SH          SOLE                 45,700
ATMOS ENERGY CORP                  COM       049560105      529     18,000 SH          SOLE                 18,000
AUTOMATIC DATA PROCESSING IN       COM       053015103   10,457    244,200 SH          SOLE           1    244,200
AUTOZONE INC                       COM       053332102    8,062     51,000 SH          SOLE           1     51,000
AVISTA CORP                        COM       05379B107      363     16,800 SH          SOLE                 16,800
BALDOR ELEC CO                     COM       057741100      374     13,300 SH          SOLE                 13,300
BLACK BOX CORP DEL                 COM       091826107      227      8,000 SH          SOLE                  8,000
BUCYRUS INTL INC NEW               COM       118759109      727     12,900 SH          SOLE                 12,900
CABELAS INC                        COM       126804301      327     22,900 SH          SOLE                 22,900
CISCO SYS INC                      COM       17275R102    7,457    311,500 SH          SOLE           1    311,500
CMS ENERGY CORP                    COM       125896100      642     41,000 SH          SOLE                 41,000
CNA SURETY CORP                    COM       12612L108      258     17,300 SH          SOLE                 17,300
COCA COLA CO                       COM       191216100    5,130     90,000 SH          SOLE           1     90,000
COMCAST CORP NEW                   CL A      20030N101    1,112     65,959 SH          SOLE           1     65,959
COMCAST CORP NEW                 CL A SPL    20030N200    4,271    266,800 SH          SOLE           1    266,800
COMMUNITY HEALTH SYS INC NEW       COM       203668108      609     17,100 SH          SOLE                 17,100
COMPUTER SCIENCES CORP             COM       205363104      984     17,100 SH          SOLE                 17,100
COOPER COS INC                   COM NEW     216648402      480     12,600 SH          SOLE                 12,600
COSTCO WHSL CORP NEW               COM       22160K105    7,195    121,600 SH          SOLE           1    121,600
COVANTA HLDG CORP            DBCV 1.000% 2/0 22282EAA0    3,273  3,500,000 SH          SOLE              3,500,000
DARDEN RESTAURANTS INC             COM       237194105    5,110    145,700 SH          SOLE           1    145,700
DEL MONTE FOODS CO                 COM       24522P103      480     42,300 SH          SOLE                 42,300
EBAY INC                           COM       278642103    6,572    279,300 SH          SOLE           1    279,300
EMCOR GROUP INC                    COM       29084Q100      444     16,500 SH          SOLE                 16,500
ENBRIDGE ENERGY PARTNERS L P       COM       29250R106      682     12,700 SH          SOLE                 12,700
ENERSYS                            COM       29275Y102      319     14,600 SH          SOLE                 14,600
EV ENERGY PARTNERS LP           COM UNITS    26926V107      266      8,800 SH          SOLE                  8,800
FORESTAR GROUP INC                 COM       346233109      338     15,400 SH          SOLE                 15,400
GENTIVA HEALTH SERVICES INC        COM       37247A102      294     10,900 SH          SOLE                 10,900
GROUPE CGI INC                 CL A SUB VTG  39945C109      628     46,300 SH          SOLE                 46,300
HELMERICH & PAYNE INC              COM       423452101      658     16,500 SH          SOLE                 16,500
HOSPITALITY PPTYS TR          COM SH BEN INT 44106M102      590     24,900 SH          SOLE                 24,900
INNOPHOS HOLDINGS INC              COM       45774N108      239     10,400 SH          SOLE                 10,400
INTUIT                             COM       461202103    9,474    308,300 SH          SOLE           1    308,300
JOHNSON & JOHNSON                  COM       478160104    5,913     91,800 SH          SOLE           1     91,800
LAWSON SOFTWARE INC NEW      NOTE 2.500% 4/1 52078PAA0    5,349  5,500,000 SH          SOLE              5,500,000
LIFEPOINT HOSPITALS INC            COM       53219L109      449     13,800 SH          SOLE                 13,800
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0 535678AD8   30,143 30,112,000 SH          SOLE             30,112,000
LINN ENERGY LLC               UNIT LTD LIAB  536020100      633     22,700 SH          SOLE                 22,700
MEDTRONIC INC                NOTE 1.500% 4/1 585055AL0    8,907  8,775,000 SH          SOLE           1  8,775,000
MOLINA HEALTHCARE INC              COM       60855R100      265     11,600 SH          SOLE                 11,600
M-SYSTEMS FIN INC            NOTE 1.000% 3/1 55375VAB8   36,054 36,212,000 SH          SOLE             36,212,000
NELNET INC                         CL A      64031N108      283     16,400 SH          SOLE                 16,400
NORTHWESTERN CORP                COM NEW     668074305      315     12,100 SH          SOLE                 12,100
NUSTAR ENERGY LP                 UNIT COM    67058H102      561     10,000 SH          SOLE                 10,000
ONEOK PARTNERS LP             UNIT LTD PARTN 68268N103      648     10,400 SH          SOLE                 10,400
PALM INC NEW                       COM       696643105      150     15,000 SH          SOLE           1     15,000
PARTNERRE LTD                      COM       G6852T105      642      8,600 SH          SOLE                  8,600
PLEXUS CORP                        COM       729132100      353     12,400 SH          SOLE                 12,400
POLO RALPH LAUREN CORP             CL A      731572103      696      8,600 SH          SOLE                  8,600
PROGRESSIVE CORP OHIO              COM       743315103    7,311    406,400 SH          SOLE           1    406,400
REGAL BELOIT CORP                  COM       758750103      447      8,600 SH          SOLE                  8,600
RENT A CTR INC NEW                 COM       76009N100      333     18,800 SH          SOLE                 18,800
SCHNITZER STL INDS                 CL A      806882106      334      7,000 SH          SOLE                  7,000
SEACOR HOLDINGS INC                COM       811904101      374      4,900 SH          SOLE                  4,900
SMITH A O                          COM       831865209      338      7,800 SH          SOLE                  7,800
SONIC CORP                         COM       835451105    4,267    423,700 SH          SOLE           1    423,700
SYNNEX CORP                        COM       87162W100      346     11,300 SH          SOLE                 11,300
TARGET CORP                        COM       87612E106    6,902    142,700 SH          SOLE           1    142,700
TECH DATA CORP                     COM       878237106      527     11,300 SH          SOLE                 11,300
TEXTAINER GROUP HOLDINGS LTD       SHS       G8766E109      297     17,600 SH          SOLE                 17,600
TJX COS INC NEW                    COM       872540109   10,965    300,000 SH          SOLE           1    300,000
TRANSOCEAN INC               NOTE 1.625%12/1 893830AU3   39,775 40,166,000 SH          SOLE             40,166,000
TRAVELERS COMPANIES INC            COM       89417E109    1,635     32,800 SH          SOLE                 32,800
UNIFIRST CORP MASS                 COM       904708104      279      5,800 SH          SOLE                  5,800
UNIVERSAL HLTH SVCS INC            CL B      913903100      543     17,800 SH          SOLE                 17,800
WAL MART STORES INC                COM       931142103    1,801     33,700 SH          SOLE           1     33,700
WHITING PETE CORP NEW              COM       966387102      672      9,400 SH          SOLE                  9,400
XCEL ENERGY INC                    COM       98389B100    1,031     48,600 SH          SOLE                 48,600
XTO ENERGY INC                     COM       98385X106    2,792     60,000 SH          SOLE                 60,000
ZHONGPIN INC                       COM       98952K107      244     15,600 SH          SOLE                 15,600
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